SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Concentration of Risk

For our subsidiary, Wainwright, the concentration of risk and the relative reliance on major customers are found within the various funds it manages and the associated three-month revenues as of September 30, 2021 compared with those at September 30, 2020 along with the accounts receivable – related parties as of September 30, 2021 and June 30, 2021 as depicted below.

For our subsidiary, Wainwright, the concentration of risk and the relative reliance on major customers are found within the various funds it manages and the associated 12 month revenues and accounts receivable – related parties as of June 30, 2021 and June 30, 2020 as depicted below.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

	For the Three Months Ended		For the Three Months Ended
	September 30, 2021		September 30, 2020
	Revenue		Revenue
Fund
USO	$3,142,607	56%	$4,893,532	69%
BNO	519,919	9%	758,726	11%
UNG	427,786	8%	551,554	8%
USCI	475,584	8%	250,264	4%
All Others	1,091,131	19%	582,225	8%
Total	$5,657,027	100%	$7,036,301	100%

	As of September 30, 2021		As of June 30, 2021
	Accounts Receivable		Accounts Receivable
Fund
USO	$967,323	55%	$1,156,691	57%
BNO	155,325	9%	196,713	10%
UNG	146,829	8%	130,543	6%
USCI	152,976	9%	141,346	7%
All Others	339,377	19%	412,761	20%
Total	$1,761,830	100%	$2,038,054	100%

	Year ended June 30, 2021		Year ended June 30, 2020
	Revenue		Revenue
Fund
USO	$16,361,870	65%	$9,283,250	60%
BNO	2,665,589	11%	1,070,225	7%
UNG	2,054,047	8%	2,244,479	15%
USCI	1,176,094	5%	1,645,952	11%
All Others	2,911,582	11%	1,215,155	7%
Total	$25,169,182	100%	$15,459,061	100%

Schedule of Useful Life of Assets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)
Category	Estimated Useful Life (in years)
Building	39
Plant and equipment:	5 to 10
Furniture and office equipment	3 to 5
Vehicles	3 to 5

Category	Estimated Useful Life (in years)
Building	39
Plant and equipment:	5 to 10
Furniture and office equipment:	3 to 5
Vehicles	3 to 5